Shareholder Report	12 Months Ended
Apr. 30, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	BlackRock Natural Resources Trust
Entity Central Index Key	0000766555
Entity Investment Company Type	N-1A
Document Period End Date	Apr. 30, 2026
C000005585 [Member]
Shareholder Report [Line Items]
Fund Name	BlackRock Natural Resources Trust
Class Name	Investor C Shares
Trading Symbol	MCGRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about BlackRock Natural Resources Trust (the “Fund”) for the period of May 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last year ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor C Shares	$234	1.88%

Expenses Paid, Amount	$ 234
Expense Ratio, Percent	1.88%
Factors Affecting Performance [Text Block]
How did the Fund perform last year ?
  For the reporting period ended April 30, 2026, the Fund’s Investor C Shares returned 48.46%.
  For the same period, the Fund’s benchmark, the MSCI All Country World Index (Net) returned 31.00% and the S&P Global Natural Resources Index (Net) returned 49.00%.
What contributed to performance?
Holdings in gold producers, integrated oil companies, and diversified miners made sizable contributions to the Fund’s absolute performance, as strong commodity prices boosted revenues and profits for companies in these industry sectors.
The gold mining stock Newmont Corp. was the largest positive contributor among the Fund’s individual holdings. Wheaton Precious Metals Corp. and Barrick Mining Corp. were also among the top ten positive contributors.
Shell PLC and Exxon Mobil Corp. helped performance in the integrated oil subsector, as rising energy prices helped lift earnings expectations.
The diversified mining company Vale SA also contributed positively, supported by operational improvements, stronger production, and resilient iron ore prices.
What detracted from performance?
The fertilizer company Mosaic Co. was the largest detractor. The stock lagged due to falling fertilizer prices, as well as investor concerns about production volumes and profit margins in the company’s potash business.
The packaging companies Graphic Packaging Holding Co. and Smurfit Westrock PLC also detracted. Smurfit reported earnings below consensus expectations, with packaging volume growth remaining a challenge. Graphic Packaging experienced headwinds due to weaker demand, margin pressure from higher costs, and a more cautious earnings outlook.
The gold mining company AngloGold Ashanti plc detracted after the Fund purchased the stock late in the period. The shares were pressured by a pullback in gold prices and broader de-risking across miners in March 2026.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]	Fund performance Cumulative performance: May 1, 2016 through April 30, 2026 Initial investment of $10,000 See “Average annual total returns” for additional information on fund performance.
Average Annual Return [Table Text Block]
Average annual total returns
	1 Year	5 Years	10 Years
Investor C Shares	48.46%	12.81%	9.18%
Investor C Shares (with sales charge)	47.46	12.81	9.18
MSCI All Country World Index (Net)	31.00	10.68	12.25
S&P Global Natural Resources Index (Net)	49.00	11.30	10.26

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
Net Assets	$ 210,968,848
Holdings Count | Holding	44
Advisory Fees Paid, Amount	$ 989,337
Investment Company Portfolio Turnover	90.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$210,968,848
Number of Portfolio Holdings	44
Net Investment Advisory Fees	$989,337
Portfolio Turnover Rate	90%

Holdings [Text Block]
What did the Fund invest in?
(as of April 30, 2026)
Industry allocation
Industry(a)	Percent of Net Assets
Oil, Gas & Consumable Fuels	36.2%
Metals & Mining	32.7%
Chemicals	12.4%
Containers & Packaging	4.4%
Construction Materials	3.9%
Energy Equipment & Services	3.1%
Food Products	2.8%
Paper & Forest Products	1.8%
Machinery	1.4%
Short-Term Securities	1.4%
Liabilities in Excess of Other Assets	(0.1)%
Ten largest holdings
Security(b)	Percent of Net Assets
Shell PLC	9.1%
Exxon Mobil Corp.	8.1%
Chevron Corp.	5.8%
Glencore PLC	5.0%
Nutrien Ltd.	4.6%
Suncor Energy, Inc.	4.5%
Wheaton Precious Metals Corp.	4.2%
Anglo American PLC	3.9%
Corteva, Inc.	3.6%
Vale SA	3.3%
(a)	For purposes of this report, industry sub-classifications may differ from those utilized by the Fund for compliance purposes.
(b)	Excludes short-term securities.

Largest Holdings [Text Block]
Ten largest holdings
Security(b)	Percent of Net Assets
Shell PLC	9.1%
Exxon Mobil Corp.	8.1%
Chevron Corp.	5.8%
Glencore PLC	5.0%
Nutrien Ltd.	4.6%
Suncor Energy, Inc.	4.5%
Wheaton Precious Metals Corp.	4.2%
Anglo American PLC	3.9%
Corteva, Inc.	3.6%
Vale SA	3.3%
(b)Excludes short-term securities.
C000005583 [Member]
Shareholder Report [Line Items]
Fund Name	BlackRock Natural Resources Trust
Class Name	Investor A Shares
Trading Symbol	MDGRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about BlackRock Natural Resources Trust (the “Fund”) for the period of May 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last year ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor A Shares	$145	1.16%

Expenses Paid, Amount	$ 145
Expense Ratio, Percent	1.16%
Factors Affecting Performance [Text Block]
How did the Fund perform last year ?
  For the reporting period ended April 30, 2026, the Fund’s Investor A Shares returned 49.47%.
  For the same period, the Fund’s benchmark, the MSCI All Country World Index (Net) returned 31.00% and the S&P Global Natural Resources Index (Net) returned 49.00%.
What contributed to performance?
Holdings in gold producers, integrated oil companies, and diversified miners made sizable contributions to the Fund’s absolute performance, as strong commodity prices boosted revenues and profits for companies in these industry sectors.
The gold mining stock Newmont Corp. was the largest positive contributor among the Fund’s individual holdings. Wheaton Precious Metals Corp. and Barrick Mining Corp. were also among the top ten positive contributors.
Shell PLC and Exxon Mobil Corp. helped performance in the integrated oil subsector, as rising energy prices helped lift earnings expectations.
The diversified mining company Vale SA also contributed positively, supported by operational improvements, stronger production, and resilient iron ore prices.
What detracted from performance?
The fertilizer company Mosaic Co. was the largest detractor. The stock lagged due to falling fertilizer prices, as well as investor concerns about production volumes and profit margins in the company’s potash business.
The packaging companies Graphic Packaging Holding Co. and Smurfit Westrock PLC also detracted. Smurfit reported earnings below consensus expectations, with packaging volume growth remaining a challenge. Graphic Packaging experienced headwinds due to weaker demand, margin pressure from higher costs, and a more cautious earnings outlook.
The gold mining company AngloGold Ashanti plc detracted after the Fund purchased the stock late in the period. The shares were pressured by a pullback in gold prices and broader de-risking across miners in March 2026.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]	Fund performance Cumulative performance: May 1, 2016 through April 30, 2026 Initial investment of $10,000 See “Average annual total returns” for additional information on fund performance.
Average Annual Return [Table Text Block]
Average annual total returns
	1 Year	5 Years	10 Years
Investor A Shares	49.47%	13.63%	9.86%
Investor A Shares (with sales charge)	41.62	12.42	9.27
MSCI All Country World Index (Net)	31.00	10.68	12.25
S&P Global Natural Resources Index (Net)	49.00	11.30	10.26

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
Net Assets	$ 210,968,848
Holdings Count | Holding	44
Advisory Fees Paid, Amount	$ 989,337
Investment Company Portfolio Turnover	90.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$210,968,848
Number of Portfolio Holdings	44
Net Investment Advisory Fees	$989,337
Portfolio Turnover Rate	90%

Holdings [Text Block]
What did the Fund invest in?
(as of April 30, 2026)
Industry allocation
Industry(a)	Percent of Net Assets
Oil, Gas & Consumable Fuels	36.2%
Metals & Mining	32.7%
Chemicals	12.4%
Containers & Packaging	4.4%
Construction Materials	3.9%
Energy Equipment & Services	3.1%
Food Products	2.8%
Paper & Forest Products	1.8%
Machinery	1.4%
Short-Term Securities	1.4%
Liabilities in Excess of Other Assets	(0.1)%
Ten largest holdings
Security(b)	Percent of Net Assets
Shell PLC	9.1%
Exxon Mobil Corp.	8.1%
Chevron Corp.	5.8%
Glencore PLC	5.0%
Nutrien Ltd.	4.6%
Suncor Energy, Inc.	4.5%
Wheaton Precious Metals Corp.	4.2%
Anglo American PLC	3.9%
Corteva, Inc.	3.6%
Vale SA	3.3%
(a)	For purposes of this report, industry sub-classifications may differ from those utilized by the Fund for compliance purposes.
(b)	Excludes short-term securities.

Largest Holdings [Text Block]
Ten largest holdings
Security(b)	Percent of Net Assets
Shell PLC	9.1%
Exxon Mobil Corp.	8.1%
Chevron Corp.	5.8%
Glencore PLC	5.0%
Nutrien Ltd.	4.6%
Suncor Energy, Inc.	4.5%
Wheaton Precious Metals Corp.	4.2%
Anglo American PLC	3.9%
Corteva, Inc.	3.6%
Vale SA	3.3%
(b)Excludes short-term securities.
C000005586 [Member]
Shareholder Report [Line Items]
Fund Name	BlackRock Natural Resources Trust
Class Name	Institutional Shares
Trading Symbol	MAGRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about BlackRock Natural Resources Trust (the “Fund”) for the period of May 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last year ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$114	0.91%

Expenses Paid, Amount	$ 114
Expense Ratio, Percent	0.91%
Factors Affecting Performance [Text Block]
How did the Fund perform last year ?
  For the reporting period ended April 30, 2026, the Fund’s Institutional Shares returned 49.82%.
  For the same period, the Fund’s benchmark, the MSCI All Country World Index (Net) returned 31.00% and the S&P Global Natural Resources Index (Net) returned 49.00%.
What contributed to performance?
Holdings in gold producers, integrated oil companies, and diversified miners made sizable contributions to the Fund’s absolute performance, as strong commodity prices boosted revenues and profits for companies in these industry sectors.
The gold mining stock Newmont Corp. was the largest positive contributor among the Fund’s individual holdings. Wheaton Precious Metals Corp. and Barrick Mining Corp. were also among the top ten positive contributors.
Shell PLC and Exxon Mobil Corp. helped performance in the integrated oil subsector, as rising energy prices helped lift earnings expectations.
The diversified mining company Vale SA also contributed positively, supported by operational improvements, stronger production, and resilient iron ore prices.
What detracted from performance?
The fertilizer company Mosaic Co. was the largest detractor. The stock lagged due to falling fertilizer prices, as well as investor concerns about production volumes and profit margins in the company’s potash business.
The packaging companies Graphic Packaging Holding Co. and Smurfit Westrock PLC also detracted. Smurfit reported earnings below consensus expectations, with packaging volume growth remaining a challenge. Graphic Packaging experienced headwinds due to weaker demand, margin pressure from higher costs, and a more cautious earnings outlook.
The gold mining company AngloGold Ashanti plc detracted after the Fund purchased the stock late in the period. The shares were pressured by a pullback in gold prices and broader de-risking across miners in March 2026.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]	Fund performance Cumulative performance: May 1, 2016 through April 30, 2026 Initial investment of $10,000 See “Average annual total returns” for additional information on fund performance.
Average Annual Return [Table Text Block]
Average annual total returns
	1 Year	5 Years	10 Years
Institutional Shares	49.82%	13.93%	10.16%
MSCI All Country World Index (Net)	31.00	10.68	12.25
S&P Global Natural Resources Index (Net)	49.00	11.30	10.26

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
Net Assets	$ 210,968,848
Holdings Count | Holding	44
Advisory Fees Paid, Amount	$ 989,337
Investment Company Portfolio Turnover	90.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$210,968,848
Number of Portfolio Holdings	44
Net Investment Advisory Fees	$989,337
Portfolio Turnover Rate	90%

Holdings [Text Block]
What did the Fund invest in?
(as of April 30, 2026)
Industry allocation
Industry(a)	Percent of Net Assets
Oil, Gas & Consumable Fuels	36.2%
Metals & Mining	32.7%
Chemicals	12.4%
Containers & Packaging	4.4%
Construction Materials	3.9%
Energy Equipment & Services	3.1%
Food Products	2.8%
Paper & Forest Products	1.8%
Machinery	1.4%
Short-Term Securities	1.4%
Liabilities in Excess of Other Assets	(0.1)%
Ten largest holdings
Security(b)	Percent of Net Assets
Shell PLC	9.1%
Exxon Mobil Corp.	8.1%
Chevron Corp.	5.8%
Glencore PLC	5.0%
Nutrien Ltd.	4.6%
Suncor Energy, Inc.	4.5%
Wheaton Precious Metals Corp.	4.2%
Anglo American PLC	3.9%
Corteva, Inc.	3.6%
Vale SA	3.3%
(a)	For purposes of this report, industry sub-classifications may differ from those utilized by the Fund for compliance purposes.
(b)	Excludes short-term securities.

Largest Holdings [Text Block]
Ten largest holdings
Security(b)	Percent of Net Assets
Shell PLC	9.1%
Exxon Mobil Corp.	8.1%
Chevron Corp.	5.8%
Glencore PLC	5.0%
Nutrien Ltd.	4.6%
Suncor Energy, Inc.	4.5%
Wheaton Precious Metals Corp.	4.2%
Anglo American PLC	3.9%
Corteva, Inc.	3.6%
Vale SA	3.3%
(b)Excludes short-term securities.